9. THIRD PARTY BORROWINGS (Details 1) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Third Party Borrowings Details 1
Long-term bank loans, current portion, Weighted Average Interest Rate	6.77%	6.77%
Long-term bank loans, current portion	August 2016
Long-term bank loans, current	$ 12,064	$ 13,860
Total	$ 12,064	$ 13,860